Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,381
Ending balance	2,684	[1]	$ 2,381
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,112		7,139
Acquisitions	593
Additions	487		603
Disposals	351		345
Foreign currency adjustments and other	24		(285)
Ending balance	7,865		7,112
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,731		4,619
Depreciation	354		340
Disposals	(132)		(152)
Foreign currency adjustments and other	228		(76)
Ending balance	5,181		4,731
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,036
Ending balance	1,178		1,036
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,722		2,071
Acquisitions	214
Additions	142		169
Disposals	231		224
Foreign currency adjustments and other	36		(294)
Ending balance	1,883		1,722
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	686		766
Depreciation	62		47
Disposals	(56)		(58)
Foreign currency adjustments and other	13		(69)
Ending balance	705		686
Equipment 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	442
Ending balance	432		442
Equipment 1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,892		1,728
Acquisitions	96
Additions	56		147
Disposals	38		52
Foreign currency adjustments and other	95		69
Ending balance	2,101		1,892
Equipment 1 [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,450		1,362
Depreciation	80		91
Disposals	(35)		(37)
Foreign currency adjustments and other	174		34
Ending balance	1,669		1,450
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	369
Ending balance	448		369
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,088		1,983
Acquisitions	186
Additions	141		161
Disposals	33		41
Foreign currency adjustments and other	(86)		(15)
Ending balance	2,296		2,088
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,719		1,653
Depreciation	143		131
Disposals	(24)		(40)
Foreign currency adjustments and other	10		(25)
Ending balance	1,848		1,719
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	534
Ending balance	626		534
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,410		1,357
Acquisitions	97
Additions	148		126
Disposals	49		28
Foreign currency adjustments and other	(21)		(45)
Ending balance	1,585		1,410
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	876		838
Depreciation	69		71
Disposals	(17)		(17)
Foreign currency adjustments and other	31		(16)
Ending balance	$ 959		$ 876

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).